CASH FLOW ANALYSIS (Details 1) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure of detailed information about financial instruments [line items]
Total	kr 21,000	kr 84,000	kr 28,000
Convertible loan 2016:2
Disclosure of detailed information about financial instruments [line items]
Total	0	42,000
Convertible loan 2017:1
Disclosure of detailed information about financial instruments [line items]
Total	0	42,000
Convertible loan 2017:3
Disclosure of detailed information about financial instruments [line items]
Total	kr 21,000	kr 0